PIMCO REALPATH Blend 2030 Fund Average Annual Total Returns		12 Months Ended		36 Months Ended	60 Months Ended	72 Months Ended		100 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.88%	22.98%	14.42%	15.08%	15.23%	14.88%	14.82%
S&P Target Date 2030 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.13%			7.07%				8.41%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		15.13%			5.74%				8.34%
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.32%			4.16%				6.84%
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.00%			3.76%				6.02%
A
Prospectus [Line Items]
Average Annual Return, Percent		8.34%			4.06%				7.22%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.